Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income		$ (2,252,766)	$ 253,893		$ 299,364
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization		24,910	21,996		15,180
Changes in allowance for doubtful accounts		59,625	3,786		(38,883)
Loss (gain) on foreign currency transactions		14,402	31,109		(12,072)
Gain on sale of asset					(1,705)
Loss on deconsolidation		8,350
Non cash operating lease expense		103,459	92,621		88,632
Non cash interest expense (income)		5,327	(5,926)
Changes in deferred tax assets		9,963	10,180		101,166
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables		1,969,361	(1,676,789)		(374,592)
Decrease (increase) in other receivables		16,190	24,282		(4,630)
(Increase) decrease in prepaid expense		(2,664)	38,346		174,113
Decrease in prepaid income tax					3,605
(Decrease) increase in accounts payable and accrued expenses		(162,279)	622,118		(107,980)
(Decrease) increase in Income, VAT and other tax payable		(85,526)	87,761		(28,518)
Decrease in operating lease liabilities		(46,474)	(92,621)		(141,838)
Increase (decrease) in deferred income		3,841	(8,889)		26,657
Net Cash Used in Operating Activities		(334,281)	(598,133)		(1,501)
Cash Flows from Investing Activities:
Purchase of office equipment and software		(6,600)	(13,416)		(66,354)
Advance made to deconsolidated subsidiary					(127,804)
Advance to related parties		(71,035)
Loan repayment received		23,724	14,492
Proceeds from disposal of asset					3,330
Net Cash (Used in) Provided by Investing Activities		(53,911)	1,076		(190,828)
Cash Flows from Financing Activities:
Proceeds from Regulation S offering - August 26, 2020, net of offering costs of $2,760			110,747
Proceeds from initial public offering - net of offering costs of $26,399					70,406
Net Cash Provided by Financing Activities			110,747		70,406
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		22,224	44,326		(17,957)
Net decrease in cash, cash equivalents and restricted cash		(365,968)	(441,984)		(139,880)
Cash, cash equivalents, and restricted cash - beginning of the period *	[1]	6,110,693	6,552,677		6,692,557
Cash, cash equivalents, and restricted cash - end of the period		5,744,078	6,110,693	[1]	6,552,677	[1]
Cash and cash equivalents		4,796,299	4,976,527		4,995,843
Restricted foreign currency		947,779	1,134,166		1,556,834
Total cash, cash equivalents, and restricted cash		5,744,078	6,110,693		$ 6,552,677
Cash paid for:
Income taxes		$ 23,553	$ 39

[1]	$647 was removed from opening balance in 2021 resulted from deconsolidation